Share Capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share Capital	Share Capital
    Holders of ordinary shares will be entitled to receive such dividends as may be recommended by the Board of Directors of the Company and approved by the shareholders and/or such interim dividends as the Board of Directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares will be repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

    During the year ended December 31, 2020, 193,417 options were exercised by employees at an average exercise price of $68.19 per share for total proceeds of $13.2 million. During the year ended December 31, 2020, 144,172 ordinary shares were issued in respect of certain RSUs and 63,516 ordinary shares were issued in respect of PSUs previously awarded by the Company.

    During the year ended December 31, 2019, 329,870 options were exercised by employees at an average exercise price of $65.54 per share for total proceeds of $21.6 million. During the year ended December 31, 2019, 237,119 ordinary shares were issued in respect of certain RSUs and 118,611 ordinary shares were issued in respect of PSUs previously awarded by the Company.

    During the year ended December 31, 2018, 408,699 options were exercised by employees at an average exercise price of $41.12 per share for total proceeds of $16.8 million. During the year ended December 31, 2018, 273,742 ordinary shares were issued in respect of certain RSUs and 215,826 ordinary shares were issued in respect of PSUs previously awarded by the Company.

(a)Share Repurchase Program

    On July 31, 2015 the Company commenced a buyback program of up to $400 million under which the Company could acquire its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws and the Company's constitutional documents through open market share acquisitions. A total of 5,316,062 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $400 million. The share buyback program was completed in December 31, 2015, with a total of 6,198,481 ordinary shares redeemed during the year ended December 31, 2015 for total consideration of $457.9 million (including the program for $400 million).

    A resolution was passed at the Company’s Annual General Meeting (“AGM”) on July 22, 2016, which authorized the Directors to purchase (buyback) up to 10% of the outstanding shares in the Company. This authorization was renewed at the Company's AGM on each of July 25, 2017, July 24, 2018, July 23, 2019 and 21 July 2020. On October 3, 2016, the Company commenced a share buyback program of up to $400 million. The share buyback program was completed during the year ended December 31, 2018 with a total of 4,026,576 ordinary shares redeemed for a total consideration of $372.1 million. On January 8, 2019, the Company commenced a further share buyback program of up to 1.0 million ordinary shares which was completed during the year ended December 31, 2019. These shares were redeemed by the Company for a total consideration of $141.6 million. On October 22, 2019, the Company commenced a further share buyback program. At December 31, 2019, 35,100 ordinary shares were redeemed by the Company for a total consideration of $5.3 million. During the year ended December 31, 2020 1,235,218 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $175.0 million.

    All ordinary shares that were redeemed under the buyback program were canceled in accordance with the Constitution of the Company and the nominal value of these shares transferred to other undenominated capital as required under Irish Company law.

    Under the repurchase program, a broker purchased the Company's shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The program was designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information or due to applicable insider trading laws or self-imposed trading blackout periods. The Company's instructions to the broker were irrevocable and the trading decisions in respect of the repurchase program were made independently of and uninfluenced by the Company. The Company confirms that on entering the share repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information. The timing and actual number of shares acquired by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the program. In addition, acquisitions under the program may be suspended or discontinued in certain circumstances in accordance with the agreed terms. Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the program.